Restructuring and Other Charges	12 Months Ended
Feb. 24, 2013
Restructuring and Other Charges

NOTE 4 — RESTRUCTURING AND OTHER CHARGES

The following table sets forth the restructuring and other charges for the years ended February 24, 2013, February 26, 2012 and February 27, 2011, respectively.

	Severance and Fringe Benefits	Excess facility charges & other exit costs	Total
Restructuring liability as of February 28, 2010	$2,337	$—	$2,337
Restructuring charges	1,694	—	1,694
Currency translation	(71)	—	(71)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 27, 2011	1,298	—	1,298
Restructuring charges	2,368	—	2,368
Currency translation	5	—	5
Cash payments	(1,858)	—	(1,858)

Restructuring liability as of February 26, 2012	1,813	—	1,813
Restructuring charges	1,946	1,585	3,531
Facility charges	—	393	393
Currency translation	(67)	—	(67)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 24, 2013	$1,030	$1,978	$3,008

The restructuring liability reflects estimates, including those related to termination benefits and settlements of contractual obligations, which are reviewed by the Company periodically throughout the year.

Restructuring fiscal 2013

In February 2013, the Company implemented a cease-use restructuring program on the third floor of its headquarters in Maynard, MA. The Company recorded a charge of $1,585 related to this along with the reclass of a $393 liability related to the Maynard lease originally recorded in accordance with ASC 840 — “Leases”. At the end of fiscal 2013, the remaining liability was $1,978.

In January 2013, in order to further align spending with current business initiatives, the Company implemented a restructuring program. The restructuring program consisted of a reduction in workforce of 34 employees. The Company recorded a charge of $1,750 related to severance and fringe benefits in connection with this plan. At the end of fiscal 2013, the remaining liability was $895.

In November 2012, the Company implemented restructuring programs in order to streamline business practices. The restructuring programs consisted of a reduction in workforce of two sales professionals. The Company recorded a charge of $69 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was $64.

In August 2012, as a result of a change of approach in the utilization of sales and business development, the Company implemented a restructuring program in order to refocus the general sales force. The restructuring program consisted of a reduction in workforce of two sales professionals. The Company recorded a charge of $127 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was zero.

Restructuring fiscal 2012

In fiscal 2012, in order to further align spending with current business initiatives, the Company implemented a restructuring program. The restructuring program consisted of a reduction in workforce of 30 employees. The Company recorded a charge of $2,193 related to severance, fringe benefits and relocation costs in connection with this plan. At the end of fiscal 2013, the remaining liability was $71.

In addition, as a result of a change of approach in the utilization of marketing and customer service resources, on November 21, 2011, the Company implemented a restructuring program in order to align its resources to meet its objectives. The restructuring program consisted of a reduction in workforce of 3 marketing professionals and one customer service professional. The Company recorded a charge of $175 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was zero.

Restructuring fiscal 2011

In fiscal 2011, the Company reduced operating expenses by lowering its headcount by 29 employees, primarily focused on transitioning the logistics business of the company to our Dublin, Ireland location. The Company recorded a charge of $1,694 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was zero.